S000031353 [Member] Investment Risks - S000031353 [Member]	Jul. 31, 2025
Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risks [Member]
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Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk Futures Contracts Risk [Member]
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Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Equity Securities Risk [Member]
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Equity Securities Risk. Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Issuer Risk [Member]
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Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Quantitative Models Risk [Member]
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Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Sector Risk [Member]
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Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market Risks [Member]
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Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Value Securities Risk [Member]
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Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Active Management Risk [Member]
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Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.